Financial risk management - Aging of Debtors (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial risk management
Financial assets	€ 3,133,264	€ 3,494,788
60 - 90 days | Trade receivables | Credit risk
Financial risk management
Financial assets	899	552	€ 3
90 - 120 days | Trade receivables | Credit risk
Financial risk management
Financial assets	0	24	3
more than 120 days | Trade receivables | Credit risk
Financial risk management
Financial assets	€ 302	€ 19	€ 117